RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015		Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Trade payables					$ 15
Related parties' expenses charged to research and development expenses	[1]	72	$ 119
Related party revenue			$ 71	[2]

[1]	For the six-month period ended June 30, 2016 and 2015 the Company received research and development services related with cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.
[2]	For the six-month period ended June 30, 2015 the Company recognized revenues form research and development services in consideration for pre-scheduled determined fees in accordance with a research collaboration and license agreement entered into in June 2012.